UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 6118

Tax Free Reserves Portfolio
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31,
Date of reporting period: August 31, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of Investments (August 31, 2006)

TAX FREE RESERVES PORTFOLIO

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.3%
Alabama — 1.1%
$6,450,000	A-1+	Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Series A, FGIC-Insured, SPA-JPMorgan Chase, 3.420%, 9/7/06 (a)	$6,450,000
10,000,000	A-1	Parrish, AL, IDB, PCR, Refunding, Alabama Power Co. Project, 3.600%, 9/1/06 (a)	10,000,000
2,000,000	A-1+	Stevenson, AL, IDB, Environmental Improvement Revenue, Mead Corp. Project, LOC-JPMorgan Chase, 3.500%, 9/6/06 (a)	2,000,000

		Total Alabama	18,450,000

Alaska — 2.4%
5,820,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999-BB, LIQ-Bank of America, 3.560%, 9/7/06 (a)	5,820,000
20,000,000	MIG1(b)	Anchorage, AK, TAN, 4.500% due 12/28/06	20,072,557
15,000,000	A-1+	Valdez, AK Marine Term Revenue, Refunding, ExxonMobil Pipeline Co., Project, Series B, 3.400%, 9/6/06 (a)	15,000,000

		Total Alaska	40,892,557

Arizona — 1.5%
8,700,000	A-1+	McAllister Academic Village Revenue, Arizona State University Project, Series A, AMBAC-Insured, SPA-State Street Bank & Trust, 3.380%, 9/6/06 (a)	8,700,000
15,905,000	A-1	Pine Ridge Village/Campus Heights LLC Arizona Revenue, Northern Arizona University Projects, FGIC-Insured, 3.420%, 9/6/06 (a)	15,905,000

		Total Arizona	24,605,000

Arkansas — 0.3%
5,100,000	A-1	Osceola, AR Solid Waste District Revenue, Plum Point Energy Associates LLC Project, LOC-Credit Suisse, 3.430%, 9/7/06 (a)	5,100,000

California — 0.9%
9,850,000	A-1+	California State Department Water Reservoir Power Supply Revenue, Putters, Series 344, AMBAC-Insured, 3.440%, 9/7/06 (a)	9,850,000
1,600,000	A-1+	Los Angeles, CA, Water & Power Revenue, Power System,
		Subordinated Series A-8, 3.360%, 9/7/06 (a)	1,600,000
4,100,000	Aaa(b)	Oakland, CA, GO, Series 756, FGIC-Insured, 3.410%, 9/7/06 (a)	4,100,000

		Total California	15,550,000

Colorado — 1.5%
15,000	Aa1(b)	Colorado Educational & Cultural Facilities Authority, National Jewish Federal Program, Series A-8, LOC-Bank of America, 3.600%, 9/1/06 (a)	15,000
		Colorado Educational & Cultural Facilities Authority Revenue, Refunding:
11,810,000	Aa2(b)	National Jewish Federal Building, Series D-1, LOC-JPMorgan Chase, 3.600%, 9/1/06 (a)	11,810,000
2,100,000	Aa1(b)	National Jewish Federation Bond Program, Series C-3, LOC-U.S. Bank NA, 3.600%, 9/1/06 (a)	2,100,000
10,625,000	A-1+	Colorado Springs, CO, Utilities Revenue, Refunding, Subordinated Lien Improvement, Series A, SPA-Dexia Credit Local, 3.390%, 9/7/06 (a)	10,625,000

		Total Colorado	24,550,000

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2006 Annual Report

Schedule of Investments (August 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

District of Columbia — 4.9%
$2,950,000	Aa2(b)	District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wachovia Bank, 3.460%, 9/6/06 (a)	$2,950,000
		District of Columbia Revenue:
270,000	A-1+	American Psychological Association, LOC-Bank of America, 3.460%, 9/7/06 (a)	270,000
19,000,000	VMIG1(b)	Georgetown Day School Issue, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	19,000,000
1,600,000	Aa2(b)	National Public Radio Inc., LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	1,600,000
10,000,000	VMIG1(b)	Sidwell Friends School, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	10,000,000
9,000,000	A-1+	District of Columbia, GO, Series D-3, SPA-Depfa Bank PLC, FSA-Insured, 3.480%, 9/6/06 (a)	9,000,000
		Metropolitan Washington Airports Authority:
15,400,000	NR	Series 2005-A, 3.680% due 11/1/06	15,400,000
		Series 2005-C:
12,000,000	NR	3.600% due 9/12/06	12,000,000
12,000,000	NR	3.730% due 9/14/06	12,000,000

		Total District of Columbia	82,220,000

Florida — 4.5%
4,160,000	NR	Cape Coral, FL, 3.650% due 9/12/06	4,160,000
8,000,000	A-1+	Collier County, FL, IDA, IDR, Avenue Maria Utility Co. Project, LOC-SunTrust Bank, 3.460%, 9/6/06 (a)	8,000,000
450,000	Aaa(b)	Florida Housing Finance Corp. Multi-Family Revenue, Refunding Mortgage Victoria Park, Series J-1, LIQ-FNMA, 3.410%, 9/7/06 (a)	450,000
15,000,000	A-1+	Highlands County, FL, Health Facilities Authority Revenue, Refunding, Hospital Adventist Health, Series A, FSA-Insured, SPA-Dexia Credit Local, 3.400%, 9/7/06 (a)	15,000,000
7,000,000	VMIG1(b)	Hillsborough County, FL, School Board COP, Series E, MBIA-Insured, SPA-Bank of America, 3.560%, 9/7/06 (a)	7,000,000
18,200,000	NR	Jacksonville Electric Authority, TECP, Series 2000-B, 3.450% due 9/7/06	18,200,000
3,500,000	Aaa	Jacksonville HFA, Housing, Brookwood Forest Apartments, LOC-JPMorgan Chase, 3.450%, 9/6/06 (a)(c)	3,500,000
		Jacksonville, FL:
3,000,000	NR	Series A, FGIC-Insured, TECP, LOC-Landesbank Baden-Wurttemberg, 3.470% due 9/7/06	3,000,000
2,955,000	A-1+	Economic Development Commission Special Facilities Airport Revenue, Holland Sheltair, Series A-1, LOC-Bank of America, 3.460%, 9/7/06 (a)	2,955,000
3,300,000	VMIG1(b)	HFA, MFH, Revenue, Refunding, St. Augustine Apartments, LIQ-FNMA, 3.410%, 9/6/06 (a)	3,300,000
10,500,000	Aa2(b)	Lee County, FL, IDA, Educational Facilities Revenue, Canterbury School Inc. Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	10,500,000

		Total Florida	76,065,000

Georgia — 5.1%
7,500,000	A-1+	Atlanta, GA, Airport Revenue, Refunding, General Series, MBIA-Insured, SPA-Landesbank Baden-Wurttemberg, 3.410%, 9/7/06 (a)	7,500,000
7,500,000	VMIG1(b)	Coweta County, GA, Development Authority Revenue, Metro Atlanta YMCA Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	7,500,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Annual Report	31

Schedule of Investments (August 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 5.1% (continued)
$4,900,000	VMIG1(b)	De Kalb County, GA, Development Authority, IDR, The Paideia School Inc. Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	$4,900,000
6,600,000	VMIG1(b)	Floyd County, GA, Development Authority Revenue, Berry College Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	6,600,000
		Fulton County, GA, Development Authority Revenue:
18,000,000	A-1+	Piedmont Healthcare Inc., SPA-SunTrust Bank, 3.410%, 9/6/06 (a)	18,000,000
18,000,000	Aa2(b)	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	18,000,000
9,000,000	Aa2(b)	Westminster Schools Inc. Project, LOC-SunTrust Bank, 3.410%, 9/6/06 (a)	9,000,000
2,720,000	Aa2(b)	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty Project, LOC-SunTrust Bank, 3.510%, 9/6/06 (a)(c)	2,720,000
11,385,000	A-1+	Private Colleges & Universities Authority, GA, Revenue, Emory University, Series B-3, 3.380%, 9/7/06 (a)	11,385,000

		Total Georgia	85,605,000

Illinois — 7.9%
		Chicago, IL:
		GO:
29,996,000	VMIG1(b)	Certificates, Series ZC-1, FGIC-Insured, 3.660%, 9/7/06 (a)	29,996,000
3,415,000	A-1+	Neighborhoods Alive Project, Series 21-B, MBIA-Insured, SPA-Lloyds Bank PLC, 3.390%, 9/7/06 (a)	3,415,000
1,500,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.440%, 9/7/06 (a)	1,500,000
1,215,000	A-1+	Water and Revenue Second Lien Notes, 3.450%, 9/6/06 (a)	1,215,000
12,000,000	A-1+	Multifamily Housing Revenue, Central Station Project, Series A, LIQ-Fannie Mae, 3.470%, 9/7/06 (a)	12,000,000
1,330,000	F-1+(d)	O’Hare International Airport Revenue, PT-98, 3.490%, 9/7/06 (a)(c)	1,330,000
3,000,000	NR	Park District, Corp. Purpose TAN, 4.500% due 3/15/07	3,012,104
9,360,000	A-1	Du Page County, IL, Revenue, Benet Academy Capital Building Project, LOC-LaSalle Bank NA, 3.450%, 9/7/06 (a)	9,360,000
12,000,000	Aaa(b)	Grundy Kendall & Will Counties, IL, Community High School District 111, GO, Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.480%, 9/6/06 (a)	12,000,000
2,000,000	A-1+	Illinois Development Finance Authority Revenue, Residential Rental, LIQ-FHLMC, 3.650%, 9/1/06 (a)	2,000,000
2,300,000	Aaa(b)	Illinois Finance Authority, Alexian Brothers Health Systems C, FSA-Insured, SPA-Harris Bank, 3.400%, 9/7/06 (a)	2,300,000
		Illinois Finance Authority Revenue:
4,125,000	VMIG1(b)	Latin School Project, Series B, LOC-JPMorgan Chase, 3.450%, 9/7/06 (a)	4,125,000
400,000	A-1+	Resurrection Health, Series B, LOC-JPMorgan Chase, 3.600%, 9/1/06 (a)	400,000
1,000,000	A-1	Illinois Health Facilities Authority, Swedish Covenant Hospital, Series B, LOC-LaSalle Bank, 3.430%, 9/6/06 (a)	1,000,000
		Illinois Housing Development Authority Revenue:
1,000,000	A-1+	Danbury Court Apartment-Phase II-B, LOC-FHLB, 3.510%, 9/7/06 (a)	1,000,000
8,950,000	A-1+	Homeowner Mortgage, Series A-3, SPA-State Street Bank & Trust Co., 3.480%, 9/6/06 (a)	8,950,000
7,000,000	A-1+	Homeowner Mortgage, Series C-3, SPA-FHLB, 3.480%, 9/6/06 (a)	7,000,000
10,275,000	A-1	Illinois State GO, Series 534, FGIC-Insured, 3.450%, 9/7/06 (a)	10,275,000

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2006 Annual Report

Schedule of Investments (August 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 7.9% (continued)
$5,870,000	F-1+(d)	Northern Illinois University, P-Floats, PT-2640, FGIC-Insured, Credit Enhanced by Merrill Lynch Capital Services Inc., 3.450%, 9/7/06 (a)	$5,870,000
2,915,000	Aa2(b)	Romeoville, IL Revenue, Refunding, Lewis University, LOC-JPMorgan Chase, 3.600%, 9/1/06 (a)	2,915,000
3,650,000	AAA	State of Illinois, GO, FSA-Insured, 5.000% due 9/1/06	3,650,000
10,000,000	A-1+	University of Illinois, University Revenue, Refunding, UIC South Campus Project, Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.430%, 9/6/06 (a)	10,000,000

		Total Illinois	133,313,104

Indiana — 3.9%
6,000,000	A-1+	Indiana Health Facility Financing Authority Revenue, Ascension Health, Series A-2, 3.620%, 6/1/07 (a)	6,000,000
20,800,000	A-1+	Indiana State Development Finance Authority, PSI Energy, Inc. Project, Series A, 3.500%, 9/6/06 (a)(c)	20,800,000
10,400,000	A-1+	Indiana State Finance Authority Environmental Revenue, Refunding, Improvement Ispat Inland Inc., LOC-Royal Bank of Scotland, 3.450%, 9/6/06 (a)	10,400,000
21,980,000	A-1+	Indianapolis, IN, Local Public Improvement Bond Bank, Waterworks Project, Series G-3, MBIA-Insured, SPA-Depfa Bank PLC, 3.410%, 9/7/06 (a)	21,980,000
5,970,000	A-1	Mitchell, IN, School Building Corp., P Floats PT-2727, MBIA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.450%, 9/7/06 (a)	5,970,000

		Total Indiana	65,150,000

Louisiana — 0.4%
3,400,000	P-1(b)	Calcasieu Parish, Inc. Louisiana Industrial Development Board Revenue, Refunding-Hydroserve Westlake, LOC-JPMorgan Chase, 3.560%, 9/6/06 (a)(c)	3,400,000
4,100,000	A-1+	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal Revenue, Wpt Corp. Project, LOC-Bank of America, 3.560%, 9/6/06 (a)	4,100,000

		Total Louisiana	7,500,000

Maine — 0.2%
1,200,000	A-1+	Auburn, ME, Revenue Obligation Securities, Morin Brick Co. Project, LOC-Bank of America, 3.460%, 9/7/06 (a)	1,200,000
2,060,000	A-1	Maine Health & Higher EFA Revenue, Series B, AMBAC-Insured, SPA-KBC Bank N.V., 3.410%, 9/6/06 (a)	2,060,000

		Total Maine	3,260,000

Maryland — 3.0%
10,000,000	NR	Anne Arundel County, MD, BAN, GO, TECP, Series A, SPA-Westdeutsche Landesbank, 3.570% due 2/1/07	10,000,000
		Baltimore County, MD:
10,000,000	NR	BAN, Series 95, TECP, LIQ-Westdeutsche Landesbank Girozentrale, 3.590% due 10/4/06	10,000,000
4,500,000	A-1+	EDR, Republic Services Inc. Project, LOC-Bank of America, 3.460%, 9/7/06 (a)	4,500,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Annual Report	33

Schedule of Investments (August 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Maryland — 3.0% (continued)
$13,910,000	Aaa(b)	Howard County, MD, Multi-Family Revenue, Sherwood Crossing Apartments, LIQ-FNMA, 3.410%, 9/7/06 (a)	$13,910,000
6,000,000	Aa2(b)	Maryland State Health & Higher EFA Revenue, Gilman School, LOC-SunTrust Bank, 3.400%, 9/6/06 (a)	6,000,000
6,160,000	Aaa(b)	Montgomery County, MD, Housing Opportunites Commission Multi-Family Revenue, Housing Development, Series C, SPA-Depfa Bank PLC, 3.400%, 9/6/06 (a)	6,160,000

		Total Maryland	50,570,000

Massachusetts — 3.8%
3,000,000	AAA	Massachusetts Municipal Wholesale Electric Co. Power Supply System Revenue, Project 6, Series A, MBIA-Insured, 5.000%, 7/1/07 (a)	3,029,957
		Massachusetts State DFA:
9,875,000	A-1	Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.370%, 9/7/06 (a)	9,875,000
13,400,000	VMIG1(b)	MFH, Archstone Readstone, Series A, LOC-PNC Bank, 3.450%, 9/6/06 (a)	13,400,000
1,400,000	A-1+	Revenue, Refunding, Higher Education, Smith College, 3.300%, 9/7/06 (a)	1,400,000
		Massachusetts State HEFA:
29,625,000	A-1+	Partners Healthcare Systems, Series F4, SPA-Bank of America, 3.400%, 9/7/06 (a)	29,625,000
1,015,000	A-1+	Revenue, Williams College, Series J, 3.430%, 9/7/06 (a)	1,015,000
5,890,000	SP-1+	Worcester MA, GO, BAN, 4.500% due 11/10/06	5,899,565

		Total Massachusetts	64,244,522

Michigan — 2.7%
		Detroit, MI:
1,975,000	A-1	City School District, P Floats PT-3126, FSA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.440%, 9/7/06 (a)	1,975,000
1,735,000	A-1+	City School District GO, Series 388, FGIC-Insured, 3.450%, 9/7/06 (a)	1,735,000
10,000,000	A-1+	Sewer Disposal Revenue, Systems Second Lien, Series A, FGIC-Insured, SPA-Depfa Bank PLC, 3.410%, 9/7/06 (a)	10,000,000
10,000,000	A-1+	Water Supply System, Second Lien, Series B, FSA-Insured, SPA-Depfa Bank PLC, 3.410%, 9/7/06 (a)	10,000,000
1,000,000	A-1	Ecorse, MI, Public School District, P Floats Pt-2680, FSA/Q-BSLF-Insured, Credit Enhanced by Merrill Lynch Capital Services Inc., 3.440%, 9/7/06 (a)	1,000,000
6,000,000	SP-1+	Kalamazoo, MI, GO, TAN, 4.250% due 12/1/06	6,009,431
5,000,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2, LOC-Bank of Nova Scotia, 4.500% due 8/20/07	5,038,233
6,885,000	F-1+(d)	Michigan State Building Authority, P-Floats PT-2807, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.440%, 9/7/06 (a)	6,885,000
2,100,000	A-1	Royal Oak Michigan Hospital Finance Authority Revenue, Refunding, William Beaumont, Series U, AMBAC-Insured, SPA-Morgan Stanley, 3.420%, 9/1/06 (a)	2,100,000

		Total Michigan	44,742,664

Minnesota — 2.5%
20,875,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada, 3.380%, 9/6/06 (a)	20,875,000

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2006 Annual Report

Schedule of Investments (August 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Minnesota — 2.5% (continued)
$16,619,000	NR	Minneapolis St. Paul Metropolitan Airport Commission, MN, TECP, Series A, 3.550% due 11/6/06	$16,619,000
5,000,000	VMIG1(b)	Minnetonka, MN, MFH, Refunding-Minnetonka Hills Apartments, LIQ-Fannie Mae, 3.420%, 9/7/06 (a)	5,000,000

		Total Minnesota	42,494,000

Mississippi — 0.6%
9,400,000	A-1+	Mississippi Development Bank Special Obligation, Wilkinson County Correction Facility, Series B, FGIC-Insured, SPA-Royal Bank of Canada, 3.410%, 9/7/06 (a)	9,400,000

Missouri — 0.2%
2,500,000	A-1	Kansas City, MO, IDA, MFH Revenue, Clay Terrace Apartments Project, LOC-Lasalle Bank N.A., 3.500%, 9/7/06 (a)	2,500,000
1,000,000	A-1+	Missouri State HEFA, Washington University, Series B, SPA-Dexia Credit Local, 3.420%, 9/1/06 (a)	1,000,000

		Total Missouri	3,500,000

Nebraska — 2.8%
5,823,000	A-1+	American Public Energy Agency Nebraska, Gas Supply Revenue, Series A, SPA-Societe Generale, 3.420%, 9/7/06 (a)	5,823,000
1,320,000	A-1+	Nebraska Investment Finance Authority Single Family Housing Revenue, Series C, SPA-FHLB, 3.490%, 9/6/06 (a)	1,320,000
12,000,000	NR	Nebraska Public Power District, Series A, 3.500% due 10/4/06	12,000,000
		Omaha Public Power District:
13,200,000	NR	3.480% due 9/6/06	13,200,000
1,000,000	NR	3.500% due 9/6/06	1,000,000
13,000,000	NR	3.600% due 9/6/06	13,000,000

		Total Nebraska	46,343,000

Nevada — 4.0%
15,000,000	NR	Clark County, NV, 3.350% due 9/8/06	15,000,000
		Las Vegas Valley Water District:
15,000,000	NR	3.430% due 9/5/06	15,000,000
13,600,000	NR	3.350% due 9/8/06	13,600,000
19,300,000	NR	3.550% due 9/8/06	19,300,000
4,500,000	A-1+	Nevada Housing Division Single Family Mortgage Revenue, Guaranteed Mortgage Backed Securities Program, Series A, LIQ-JPMorgan Chase, 3.450%, 9/7/06 (a)	4,500,000

		Total Nevada	67,400,000

New Hampshire — 0.5%
7,520,000	A-1+	New Hampshire State, HEFA Revenue, Dartmouth College, SPA-JPMorgan Chase, 3.390%, 9/6/06 (a)	7,520,000

New Jersey — 1.9%
6,005,000	F-1+(d)	Moorestown Township, NJ School District, P-Floats PT-2777, MBIA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.440%, 9/7/06 (a)	6,005,000
4,800,000	F-1+(d)	New Jersey Health Care Facilities Financing Authority Revenue, Series 961, FGIC-Insured, 3.430%, 9/7/06 (a)	4,800,000
4,953,500	F-1+(d)	New Jersey Transportation Trust Fund Authority, Floaters, Series 941D, FSA-CR-Insured, Credit Enhanced by Morgan Stanley, 3.430%, 9/7/06 (a)	4,953,500

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Annual Report	35

Schedule of Investments (August 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

New Jersey — 1.9% (continued)
$8,923,000	NR	Randolph Township, NJ, GO, BAN, 4.250% due 2/23/07	$8,950,049
7,470,000	MIG1(b)	Township of Brick New Jersey, BAN, 4.250% due 12/7/06	7,488,908

		Total New Jersey	32,197,457

New York — 4.3%
		Metropolitan Transportation Authority of New York Revenue, TECP, LOC-ABN AMRO:
5,000,000	NR	3.570% due 12/1/06	5,000,000
20,000,000	NR	3.600% due 2/6/07	20,000,000
		New York City, NY, TFA:
46,505,000	A-1+	Future Tax Secured, Series C, SPA-Bayerische Landesbank, 3.430%, 9/6/06 (a)	46,505,000
1,435,000	A-1+	Revenue, New York City Recovery, Series 1, Subordinated Series 1-D, LIQ-Landesbank Hessen, 3.580%, 9/1/06 (a)	1,435,000

		Total New York	72,940,000

North Carolina — 2.8%
5,000,000	A-1+	Mecklenburg County, NC, Series C, SPA-Bank of America, 3.400%, 9/7/06 (a)	5,000,000
		New Hanover County, NC:
6,750,000	A-1+	GO, SPA-Wachovia Bank, 3.500%, 9/7/06 (a)	6,750,000
10,135,000	A-1+	Hospital Revenue, Refunding, New Hanover Regional, Series A-1, FSA-Insured, SPA-Wachovia Bank, 3.400%, 9/6/06 (a)	10,135,000
5,900,000	Aa1(b)	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, Shaw University, LOC-Bank of America, 3.410%, 9/7/06 (a)	5,900,000
		North Carolina Medical Care Commission Hospital Revenue:
5,500,000	A-1+	Baptist Hospitals Project, SPA-Wachovia Bank, 3.430%, 9/6/06 (a)	5,500,000
1,800,000	A-1+	North Carolina Baptist Hospital Project, Series B, SPA-Wachovia Bank, 3.400%, 9/7/06 (a)	1,800,000
10,000,000	A-1+	North Carolina State Education Assistance Authority, Student Loan, Series A-1, AMBAC-Insured, SPA-Royal Bank of Canada, 3.450%, 9/7/06 (a)	10,000,000
1,250,000	AAA	North Carolina State, GO, Refunding, Series E, 4.000% due 2/1/07	1,251,933

		Total North Carolina	46,336,933

Ohio — 4.9%
830,000	A-1+	Cleveland-Cuyahoga County, OH, Port Authority Revenue, 96th Research Building Project, LOC-Fifth Third Bank, 3.480%, 9/6/06 (a)	830,000

5,100,000	A-1+	Columbus, OH, GO, San Sewer, Series 1, 3.370%, 9/7/06 (a)	5,100,000
		Franklin County, OH, Hospital Revenue, Childrens Hospital:
18,880,000	VMIG1(b)	AMBAC-Insured, SPA-National City Bank, 3.400%, 9/7/06 (a)	18,880,000
20,000,000	VMIG1(b)	Project, AMBAC-Insured, 3.400%, 9/7/06 (a)	20,000,000
9,000,000	A-1+	Ohio State, Air Quality Development Authority Revenue, Akron Steel, Series A, LOC-ABN AMRO Bank NV, 3.520%, 9/6/06 (a)(c)	9,000,000
		Ohio State, GO:
3,535,000	A-1+	Common Schools, Series A, 3.430%, 9/6/06 (a)	3,535,000
12,000,000	A-1+	Common Schools, Series C, 3.380%, 9/6/06 (a)	12,000,000
13,145,000	NR	Ohio State University, 3.340% due 9/8/06	13,145,000

		Total Ohio	82,490,000

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2006 Annual Report

Schedule of Investments (August 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Oklahoma — 1.3%
$22,000,000	A-1+	Oklahoma State Student Loan Authority Revenue, Student Loan Bonds & Notes, Series A, MBIA-Insured, 3.450%, 9/6/06 (a)(c)	$22,000,000

Oregon — 0.5%
5,000,000	A-1+	Oregon State Department of Transportation Highway User Tax Revenue, Subordinated Lien, Series B-1, LOC-Dexia Credit Local, 3.370%, 9/7/06 (a)	5,000,000
3,435,000	SP-1+	Oregon State, GO, TAN, Series A, 4.500% due 11/27/06	3,441,901

		Total Oregon	8,441,901

Pennsylvania — 7.1%
4,500,000	Aaa(b)	Easton, PA, Area School District, GO, Series 2005, FSA-Insured, SPA-Royal Bank of Canada, 3.410%, 9/7/06 (a)	4,500,000
1,900,000	A-1+	Geisinger Authority, PA, Health Systems Revenue, Geisinger Health Systems, Series B, SPA-Wachovia Bank, 3.580%, 9/1/06 (a)	1,900,000
6,950,000	Aaa(b)	Middletown, PA, Area School District, FSA-Insured, SPA-RBC Centura Bank, 3.430%, 9/7/06 (a)	6,950,000
4,300,000	Aaa(b)	North Pennsylvania Water Authority, FGIC-Insured, BPA-Depfa Bank Europe, 3.430%, 9/7/06 (a)	4,300,000
7,000,000	A-1+	North Wales Pennsylvania Water Authority, FSA-Insured, SPA-Dexia Credit Local, 3.400%, 9/7/06 (a)	7,000,000
6,000,000	A-1	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, Shippingport Project, Series A, LOC-PNC Bank, 3.560%, 9/6/06 (a)	6,000,000
6,745,000	A-1	Pennsylvania State GO, PA 895, FGIC-Insured, 3.440%, 9/7/06 (a)	6,745,000
4,995,000	A-1+	Pennsylvania State Turnpike Community Oil Franchise Tax Revenue, Series 366, MBIA-Insured, 3.450%, 9/7/06 (a)	4,995,000
		Philadelphia, PA:
3,400,000	Aaa(b)	Authority for Industrial Development Revenue, The Franklin Institute Project, LOC-Bank of America, 3.400%, 9/7/06 (a)	3,400,000
		Gas Works Revenue:
6,050,000	NR	3.570% due 9/1/06	6,050,000
5,300,000	A-1+	Fifth Series A2, LOC-JPMorgan Chase, LOC-Bank of Nova Scotia, 3.450%, 9/7/06 (a)	5,300,000
10,000,000	SP-1+	GO, TRAN, 4.500% due 6/29/07	10,058,100
		Hospitals & Higher EFA:
2,000,000	A-1+	Children’s Hospital Project, Series B, SPA-JPMorgan Chase & Westdeutsche Landesbank, 3.600%, 9/1/06 (a)	2,000,000
10,750,000	A-1	Revenue, Temple University Health, Series B, LOC-PNC Bank, 3.400%, 9/7/06 (a)	10,750,000
14,500,000	A-1+	Temple University Health, Series A, LOC-Wachovia Bank, 3.430%, 9/7/06 (a)	14,500,000
24,200,000	A-1+	Saint Mary Hospital Authority Bucks County, Catholic Health, Series C, 3.430%, 9/6/06 (a)	24,200,000

		Total Pennsylvania	118,648,100

South Carolina — 2.7%
6,700,000	A-1+	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03, LOC-SunTrust Bank, 3.410%, 9/7/06 (a)	6,700,000
9,100,000	F-1+(d)	South Carolina EFA for Private Non Profit Institutions, Columbia College Project, LOC- Bank of America, 3.460%, 9/7/06 (a)	9,100,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Annual Report	37

Schedule of Investments (August 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

South Carolina — 2.7% (continued)
		South Carolina Jobs EDA:
$11,300,000	VMIG1(b)	EDR, Vista Hotel Partners LLC, LOC-SunTrust Bank, 3.460%, 9/6/06 (a)	$11,300,000
4,975,000	A-1+	Hospital Facilities Revenue, Sisters Charity Providence
		Hospital, LOC-Wachovia Bank, 3.410%, 9/7/06 (a)	4,975,000
7,000,000	VMIG1(b)	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank, 3.460%, 9/6/06 (a)(c)	7,000,000
3,745,000	A-1+	South Carolina State Housing Finance & Development Authority Multi-Family Revenue, Rental Housing, Rocky Creek, LOC-Wachovia Bank, 3.460%, 9/7/06 (a)	3,745,000
2,475,000	A-1	South Carolina Transportation Infrastructure Bank Revenue, Series 316, AMBAC-Insured, 3.450%, 9/7/06 (a)	2,475,000

		Total South Carolina	45,295,000

South Dakota — 0.3%
5,000,000	A-1+	South Dakota Housing Development Authority, Home Ownership Mortgage, Series C-2, SPA-Landesbank Hessen-Thuringen, 3.370%, 9/7/06 (a)	5,000,000

Tennessee — 3.6%
		Jackson, TN, Energy Authority:
2,630,000	Aaa(b)	Gas System Revenue, LIQ-SunTrust Bank, FSA-Insured, 3.400%, 9/6/06 (a)	2,630,000
5,800,000	Aaa(b)	Water Systems Revenue, FSA-Insured, LIQ-SunTrust Bank, 3.400%, 9/6/06 (a)	5,800,000
13,830,000	A-1+	Memphis, TN, Electric Systems Revenue, Series 378, MBIA-Insured, LIQ-JPMorgan Chase, 3.450%, 9/7/06 (a)	13,830,000
		Metropolitan Government of Nashville & Davidson County, TN:
10,000,000	NR	GO, TECP, 3.620% due 9/5/06	10,000,000
		TECP, Vanderbilt University, Series 04A:
7,900,000	NR	3.450% due 9/6/06	7,900,000
9,540,000	NR	3.370% due 9/8/06	9,540,000
25,000	VMIG1(b)	Montgomery County, TN, Public Building Authority, Pooled Financing, Tennessee County Loan Pool, LOC-Bank of America, 3.580%, 9/1/06 (a)	25,000
4,250,000	VMIG1(b)	Morristown, TN, Industrial Development Board Revenue, Industrial Automotive Products, LOC-Landesbank Baden, 3.510%, 9/6/06 (a)(c)	4,250,000
7,000,000	Aaa(b)	Sumner County, TN, GO, Jail Capital Outlay Extension Notes, LOC-SunTrust Bank, 3.400%, 9/6/06 (a)	7,000,000

		Total Tennessee	60,975,000

Texas — 7.9%
2,000,000	NR	Arlington Texas, GO, TECP, Series A, 3.480% due 9/21/06	2,000,000
8,875,000	A-1+	Austin, TX, Water & Wastewater, FSA-Insured, SPA-Landesbank Baden-Wurttemberg, 3.420%, 9/7/06 (a)	8,875,000
12,250,000	VMIG1(b)	Brazos River Authority Texas Pollution Control Revenue, Refunding TXU-A-Remarketed 1/3/05, LOC-Wachovia Bank, 3.500%, 9/6/06 (a)(c)	12,250,000
10,000,000	NR	El Paso, TX, TECP, Series A, 3.460% due 9/5/06	10,000,000
2,270,000	F-1+(d)	Garland, TX Electric System Revenue, P Floats Pt-2677, FSA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.450%, 9/7/06 (a)	2,270,000
9,200,000	VMIG1(b)	Gulf Coast IDA Texas Environmental Facilities Revenue, Citgo Petroleum Corp. Project, 3.620%, 9/6/06 (a)(c)	9,200,000

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2006 Annual Report

Schedule of Investments (August 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Texas — 7.9% (continued)
$2,540,000	Aaa(b)	Harris County, TX, Health Facilities Development Corp. Revenue, YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.600%, 9/1/06 (a)	$2,540,000
3,400,000	NR	Houston, TX, Higher Educational Finance Corp., Rice University TECP, Series A, 3.500% due 10/3/06	3,400,000
12,500,000	NR	Houston, TX, Utility System Revenue, 3.400% due 10/2/06	12,500,000
5,560,000	F-1+(d)	McKinney, TX, P-Floats PT-2722, 3.450%, 9/7/06 (a)	5,560,000
15,700,000	A-1+	North Texas Throughway Authority Dallas North Throughway System Revenue, Series B, FSA-Insured, 3.450%, 9/6/06 (a)	15,700,000
10,000,000	A-1+	North Texas Tollway Authority, Dallas North Thruway Systems Authority, Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.450%, 9/6/06 (a)	10,000,000
7,285,000	A-1	Nueces River Authority, Water Supply Revenue, Pt-2821, FSA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.450%, 9/7/06 (a)	7,285,000
735,000	A-1+	Tarrant County, TX, Health Facilities Development Corp. Revenue, Adventist/Sunbelt, Series A, LOC-SunTrust Bank, 3.400%, 9/7/06 (a)	735,000
4,400,000	NR	Texas A&M University, Series B, 3.470% due 9/5/06	4,400,000
6,604,000	NR	University of North Texas, 3.540% due 11/1/06	6,604,000
20,000,000	A-1+	Weatherford, TX, ISD, Series A, PSF-GTD-Insured, SPA-Depfa Bank PLC, 3.820%, 8/1/07 (a)	20,000,000

		Total Texas	133,319,000

Utah — 2.0%
800,000	A-1	Carbon County, UT, PCR, Refunding Pacificorp Projects, AMBAC-Insured, 3.450%, 9/1/06 (a)	800,000
		Utah Housing Corp. Single Family Mortgage Revenue:
2,310,000	A-1+	Series B, Class I, SPA-Westdeutsche Landesbank, 3.490%, 9/6/06 (a)	2,310,000
4,805,000	A-1+	Series D, Class 1, LIQ-Bayerische Landesbank, 3.490%, 9/6/06 (a)	4,805,000
4,860,000	Aaa(b)	Series D-1, Class I, SPA-FHLB, 3.490%, 9/6/06 (a)	4,860,000
2,400,000	Aaa(b)	Series F-1, Class I, SPA-FHLB, 3.490%, 9/6/06 (a)(c)	2,400,000
8,340,000	A-1+	Utah Housing Corp., Single Family Mortgage Revenue, Series A-1, Class I, SPA-Westdeutsche Landesbank, 3.490%, 9/6/06 (a)	8,340,000
1,885,000	A-1+	Utah State Housing Finance Agency, Single Family Mortgage, Series F-2, Class I, SPA-Bayerische Landesbank, 3.490%, 9/6/06 (a)	1,885,000
7,700,000	F-1+(d)	Utah Water Finance Agency Revenue, P Floats PT-2740, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.450%, 9/7/06 (a)	7,700,000

		Total Utah	33,100,000

Virginia — 0.3%
4,940,000	A-1	Virginia College Building Authority, VA Educational Facilities Revenue, Series 134, FSA-Insured, 3.450%, 9/7/06 (a)	4,940,000

Washington — 3.0%
2,600,000	F-1+(d)	Everett, WA, GO, LOC-Bank of America, 3.460%, 9/7/06 (a)	2,600,000
7,200,000	NR	Everett, WA, Public Facilities, 3.450% due 12/5/06	7,200,000
4,835,000	F-1+(d)	Pierce County, WA, GO, Series 2840, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.450%, 9/7/06 (a)	4,835,000
13,400,000	A-1+	Port of Seattle, WA, Revenue, Subordinated Lien, LOC-Fortis Bank NV, 3.480%, 9/6/06 (a)(c)	13,400,000
4,500,000	A-1+	Seattle, WA, Water System Revenue, Series B, LOC-Bayerische Landesbank, 3.320%, 9/6/06 (a)	4,500,000
3,300,000	F-1+(d)	Washington State GO, Series 438Z, MBIA-Insured, 3.450%, 9/7/06 (a)	3,300,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Annual Report	39

Schedule of Investments (August 31, 2006) (continued)

Face Amount	Rating‡	Security	Value

Washington — 3.0% (continued)
$9,400,000	A-1+	Washington State Health Care Facilities Authority, Empire Health Services, LOC-U.S. Bank N.A., 3.430%, 9/6/06 (a)	$9,400,000
5,250,000	Aaa(b)	Washington State Housing Finance Community MFH, Vintage Everett Living, Series A, LIQ-Fannie Mae, 3.470%, 9/7/06 (a)(c)	5,250,000

		Total Washington	50,485,000

Wisconsin — 1.7%
5,925,000	F-1+(d)	D C Everest, WI, Area School District, GO, P Floats Pt-2772, FSA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.450%, 9/7/06 (a)	5,925,000
4,995,000	A-1+	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank N.A., 3.520%,9/7/06 (a)(c)	4,995,000
3,055,000	A-1+	Wisconsin Housing & EDA, Housing Revenue, Series B, FSA-Insured, SPA-Federal Home Loan Bank, 3.480%, 9/6/06 (a)	3,055,000
		Wisconsin State, HEFA Revenue:
3,500,000	A-1	Aurora Health Care, Inc., Series C, LOC- KBC Bank NV & Bank of Nova Scotia, 3.430%, 9/6/06 (a)	3,500,000
4,000,000	A-1+	Gundersen Lutheran, Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.650%, 12/7/06 (a)	4,000,000
7,500,000	VMIG1(b)	Jewish Home and Care Center, LOC-JPMorgan Chase, 3.450%, 9/7/06 (a)	7,500,000

		Total Wisconsin	28,975,000

Wyoming — 0.3%
5,000,000	A-1+	Wyoming CDA Housing Revenue, Series 7, SPA-State Street Bank & Trust Co., 3.480%, 9/6/06 (a)	5,000,000

		TOTAL INVESTMENTS — 99.3% (Cost — $1,668,618,238#)	1,668,618,238
		Other Assets in Excess of Liabilities — 0.7%	11,386,641

		TOTAL NET ASSETS — 100.0%	$1,680,004,879

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Rating by Fitch Ratings Service. All ratings are unaudited.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2006 Annual Report

Schedule of Investments (August 31, 2006) (continued)

Abbreviations used in this schedule:

AMBAC	– Ambac Assurance Corporation
BAN	– Bond Anticipation Notes
BPA	– Bond Purchase Agreement
CDA	– Community Development Authority
COP	– Certificate of Participation
CR	– Custodial Receipts
DFA	– Development Finance Agency
EDA	– Economic Development Authority
EDR	– Economic Development Revenue
EFA	– Educational Facilities Authority
FGIC	– Financial Guaranty Insurance Company
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corporation
FNMA	– Federal National Mortgage Association
FSA	– Financial Security Assurance
GO	– General Obligation
GTD	– Guaranteed
HEFA	– Health & Educational Facilities Authority

HFA	– Housing Finance Authority
IDA	– Industrial Development Authority
IDB	– Industrial Development Board
IDR	– Industrial Development Revenue
ISD	– Independent School District
LIQ	– Liquidity Facility
LOC	– Letter of Credit
MBIA	– Municipal Bond Investors Assurance Corporation
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue
PSF	– Permanent School Fund
Q-BSLF	– Qualified School Bond Loan Fund
SPA	– Standby Bond Purchase Agreement
TAN	– Tax Anticipation Notes
TECP	– Tax Exempt Commercial Paper
TFA	– Transitional Finance Authority
TRAN	– Tax and Revenue Anticipation Notes

Summary of Investments by Industry* (unaudited)

General Obligation	16.4%
Education	15.0
Hospitals	14.1
Water & Sewer	8.7
Transportation	8.2
Industrial Development	7.5
Utilities	7.5
Miscellaneous	4.7
Finance	4.3
Housing: Multi-Family	4.2
Housing: Single-Family	3.2
Pollution Control	2.3
Public Facilities	2.3
Electric	1.0
Solid Waste	0.6

100.0%

*          As a percentage of total investments. Please note that Fund holdings are as of August 31, 2006 and are subject to change.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Annual Report	41

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

42	Tax Free Reserves Portfolio 2006 Annual Report

Bond Ratings (unaudited) (continued)

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.

VMIG 1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Tax Free Reserves Portfolio 2006 Annual Report	43

Tax Free Reserves Portfolio
Statement of Assets and Liabilities (August 31, 2006)

ASSETS:
Investments, at amortized cost	$1,668,618,238
Cash	2,356,207
Interest receivable	9,380,932

Total Assets	1,680,355,377

LIABILITIES:
Investment management fee payable	219,392
Trustees’ fees payable	66,472
Accrued expenses	64,634

Total Liabilities	350,498

Total Net Assets	$1,680,004,879

REPRESENTED BY:
Paid-in capital	$1,680,004,879

See Notes to Financial Statements.

44	Tax Free Reserves Portfolio 2006 Annual Report

Tax Free Reserves Portfolio
Statement of Operations (For the year ended August 31, 2006)

INVESTMENT INCOME:
Interest (Note 1)	$65,597,573

EXPENSES:
Investment management fee (Note 2)	3,245,227
Custody fees	140,784
Legal fees	63,460
Audit and tax	21,833
Trustees’ fees	12,618
Shareholder reports	4,951
Miscellaneous expenses	1,747

Total Expenses	3,490,620
Less: Fee waivers and/or expense reimbursements (Note 2)	(397,429)
Fees paid indirectly (Note 1)	(313)

Net Expenses	3,092,878

Net Investment Income	62,504,695

Net Realized Loss on Investments	(33,798)

Increase in Net Assets From Operations	$62,470,897

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Annual Report	45

Tax Free Reserves Portfolio
Statements of Changes in Net Assets (For the years ended August 31,)

	2006	2005

OPERATIONS:
Net investment income	$62,504,695	$38,383,740
Net realized loss	(33,798)	(132,355)

Increase in Net Assets From Operations	62,470,897	38,251,385

CAPITAL TRANSACTIONS:
Proceeds from contributions	6,170,239,041	9,060,663,346
Value of withdrawals	(6,813,869,686)	(8,353,002,415)

Increase (Decrease) in Net Assets From Capital Transactions	(643,630,645)	707,660,931

Increase (Decrease) in Net Assets	(581,159,748)	745,912,316
NET ASSETS:
Beginning of year	2,261,164,627	1,515,252,311

End of year	$1,680,004,879	$2,261,164,627

See Notes to Financial Statements.

46	Tax Free Reserves Portfolio 2006 Annual Report

Tax Free Reserves Portfolio
Financial Highlights

For the years ended August 31,

	2006	2005	2004	2003	2002

Net Assets, End of Year (000s)	$1,680	$2,261	$1,515	$1,511	$1,465

Total Return(1)	3.05%	1.88%	0.91%	1.17%	1.72%

Ratios to Average Net Assets:
Gross expenses	0.17%	0.23%	0.23%	0.24%	0.24%
Net expenses(2)(3)(4)	0.15	0.15	0.15	0.15	0.15
Net investment income	2.99	1.95	0.90	1.14	1.64

(1)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(2)	As a result of an expense limitation, the ratio of expenses to average net assets of the Portfolio did not exceed 0.15%.

(3)	Reflects fee waivers and/or expense reimbursements.

(4)	There was no impact to the expense ratio as result of fees paid indirectly.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Annual Report	47

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2006, all investors in the Portfolio were funds advised by the manager of the fund or its affiliates.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

          (c) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (d) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2.	Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Portfolio’s then investment manager, Citi Fund Management Inc. (“CFM”), previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg

48	Tax Free Reserves Portfolio 2006 Annual Report

Notes to Financial Statements (continued)

Mason. Completion of the sale caused the Portfolio’s then existing investment management contract to terminate. The Portfolio’s investors approved a new investment management contract between the Portfolio and CFM, which became effective on December 27, 2005. An interim management agreement took effect upon closing of the sale and continued in effect until December 27, 2005.

          Prior to October 1, 2005, the Portfolio paid CFM an investment management fee calculated at an annual rate of 0.20% of the Portfolio’s average daily net assets.

          Effective October 1, 2005 and continuing under a new investment management agreement, which became effective December 27, 2005, the Portfolio paid CFM an investment management fee calculated at an annual rate of 0.15% of the Portfolio’s average daily net assets.

          Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) became the Portfolio’s subadviser. The portfolio manager who is responsible for the day-to-day management of the Portfolio remains the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

          LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Portfolio. The Portfolio’s investment management fee remains unchanged. For its services LMPFA will pay Western Asset 70% of the net management fee that it receives from the Portfolio.

          During the year ended August 31, 2006, the Portfolio had an expense limitation in place of 0.15% of the Portfolio’s average daily net assets.

          During the year ended August 31, 2006, CFM and LMPFA voluntarily waived a portion of their fees in the amount of $350,356. In addition, during the year ended August 31, 2006, the Portfolio was reimbursed for expenses amounting to $47,073.

          The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with Legg Mason, all of whom receive remuneration for their services to the Portfolio from Legg Mason or its affiliates.

          Certain officers and one Trustee of the Portfolio are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

          During a special meeting in June 2006, the Portfolio’s Board approved a number of initiatives to streamline and restructure the fund complex. In that connection the Board voted to establish a mandatory retirement age of 75 for current Trustees and 72 for all future Trustees and to allow current Trustees to elect to retire as of the date on which Trustees elected in accordance with the Joint Proxy Statement commence service as Trustees of the realigned and consolidated Board (the “Effective Date”).

          On July 10, 2006, the Board also voted to amend its retirement plans to provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. Under the amended plan, Trustees electing to receive benefits under the amendments must waive all rights under the plan prior to amendment. Each fund overseen by the Board (including the Portfolio) will pay a pro rata share (based upon asset size) of such benefits. As of August 31, 2006, the Portfolio’s allocable share of benefits under this amendment are $61,139.

Tax Free Reserves Portfolio 2006 Annual Report	49

Notes to Financial Statements (continued)

          Under the previous Retirement Plan (the “Plan”), all Trustees who, were not “Interested Persons” of the Fund, within the meaning of the 1940 Act were required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attained age 75. Trustees were able to retire under the Plan before attaining the mandatory retirement age. Trustees who had served as Trustee of the Trust or any of the investment companies associated with the CFM and LMPFA for at least ten years when they retired continue to be eligible to receive the maximum retirement benefit under the previous Plan, subject to the terms of the amended plans. The maximum retirement benefit was an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts owed under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, three other Trustees received full payments under the Plan.

3.	Federal Income Tax Basis of Investment Securities

The tax cost on investment securities owned at August 31, 2006, for federal income tax purposes, amounted to $1,668,618,238.

4.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any

50	Tax Free Reserves Portfolio 2006 Annual Report

Notes to Financial Statements (continued)

wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for approval by the SEC. At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses, be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

          On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Portfolio’s Board selected a new transfer agent for the Portfolio. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

          This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

5.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Fund’s management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

Tax Free Reserves Portfolio 2006 Annual Report	51

Notes to Financial Statements (continued)

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Portfolio’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

6.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc. (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Portfolio.

7.	Additional Investor Information

The Portfolio’s Board approved a number of initiatives designed to streamline and restructure the fund complex, and has authorized seeking investor approval for those initiatives where investor approval is required. As a result, Portfolio investors will be asked to elect a new Board, approve matters that will result in the Portfolio being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Portfolio as a Maryland business trust, with all funds operating under uniform charter documents. Portfolio investors also will be asked to approve investment matters, including standardized fundamental investment policies.

          Materials describing these matters are expected to be sent to investors later in 2006. If investor approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

8.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial state-

52	Tax Free Reserves Portfolio 2006 Annual Report

Notes to Financial Statements (continued)

ments uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Portfolio is currently evaluating the impact that FIN 48 will have on the financial statements.

* * *

          On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Tax Free Reserves Portfolio 2006 Annual Report	53

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Investors
Tax Free Reserves Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax Free Reserves Portfolio, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio, as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

New York, New York
October 26, 2006

54	Tax Free Reserves Portfolio 2006 Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 19, 2006, the Portfolio’s Board, including a majority of the Board Members who are not “interested persons” of the Portfolio or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Portfolio and the Manager. The Portfolio’s Board, including a majority of the Independent Board Members, also approved a new subadvisory agreement between the Manager and Western Asset Management Company (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Portfolio’s prior management agreement with Citi Fund Management Inc. and were entered into in connection with an internal reorganization of the Manager’s and the prior manager’s and the Subadviser’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

          The Board noted that the Manager will provide administrative and certain oversight services to the Portfolio, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Portfolio. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Portfolio. The Board Members noted that the portfolio management team was expected to be the same as then managing the Portfolio.

          The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Portfolio by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Portfolio Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.

          The Board Members also received and considered performance information for the Portfolio as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. This information was included within performance information presented for each fund investing in the Portfolio. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Portfolio to

Tax Free Reserves Portfolio	55

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

the funds included in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing the Portfolio’s performance against, among other things, its benchmark.

          The Board Members reviewed and considered the management fee that would be payable by the Portfolio to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing the Portfolio’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Portfolio, will pay the subadvisory fee to the Subadviser. The Board Members determined that the Portfolio’s management fee and the Portfolio’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Portfolio under the New Management Agreement and the New Subadvisory Agreement.

          The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Portfolio, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Portfolio and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive and evaluate profitability information on an annual basis.

          In their deliberations, the Board Members also considered the information that had been received, the factors that had been identified and the conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Portfolio’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.

          The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of the New Management Agreement are substantially identical to those of the Portfolio’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will

56	Tax Free Reserves Portfolio

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

          In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

Tax Free Reserves Portfolio	57

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of the Tax Free Reserves Portfolio (the “Portfolio”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and certain officers of the Trust is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Non-Interested Trustees:
Elliott J. Berv c/o R. Jay Gerken Legg Mason & Co., LLC (“Legg Mason”) 399 Park Avenue New York, NY 10022 Birth Year: 1943	Trustee	Since 2001	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005); Chief Executive Officer, Landmark City (real estate development) (2001 to 2004); Executive Vice President, DigiGym Systems (personal fitness systems) (2001 to 2004); Chief Executive Officer, Motocity USA (Motorsport Racing) (2004 to 2005)	37

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

Donald M. Carlton c/o R. Jay Gerken Legg Mason 399 Park Avenue New York, NY 10022 Birth Year: 1937	Trustee	Since 2001	Consultant, URS Corporation (engineering) (since 1999); former Chief Executive Officer, Radian International LLC (engineering) (from 1996 to 1998), Member of the Management Committee, Signature Science (research and development) (since 2000)	37

Director, Tempe-Inland (forest products) (since 2003); Director, American Electric Power Co. (electric utility) (since 1999); Director, National Instruments Corp. technology) (since 1994); former Director, Valero Energy (petroleum refining) (since 2003)

A. Benton Cocanougher c/o R. Jay Gerken Legg Mason 399 Park Avenue New York, NY 10022 Birth Year: 1938	Trustee	Since 2001	Dean Emeritus and Professor, Texas A&M University (since 2001); formerly, Interim Chancellor, Texas A&M University System (2003 to 2004); formerly, Special Adviser to the President, Texas A&M University (2002 to 2003); formerly, Dean and Professor of Marketing, College and Graduate School of Business, Texas A&M University (1987 to 2001)	37	None

24	Tax Free Reserves Portfolio

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Mark T. Finn c/o R. Jay Gerken Legg Mason 399 Park Avenue New York, NY 10022 Birth Year: 1943	Trustee	Since 2001	Adjunct Professor, College of William & Mary (since 2002); Principal/Member, Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Vice Chairman and Chief Operating Officer, Lindner Asset Management Company (mutual fund company) (1999 to 2001); formerly, General Partner and Shareholder, Greenwich Ventures LLC (investment partnership) (1996 to 2001)	37	None

Stephen Randolph Gross c/o R. Jay Gerken Legg Mason 399 Park Avenue New York, NY 10022 Birth Year: 1947	Trustee	Since 2001	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); formerly Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003); formerly, Treasurer, Hank Aaron Enterprises (fast food franchise) (1985 to 2001); formerly, Partner, Capital Investment Advisory Partners (leverage buyout consulting) (2000 to 2002); formerly, Secretary, Carint N.A. (maufacturing) (1998 to 2002)	37

Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)

Diana R. Harrington c/o R. Jay Gerken Legg Mason 399 Park Avenue New York, NY 10022 Birth Year: 1940	Trustee	Since 1992	Professor, Babson College (since 1992)	37	None

Tax Free Reserves Portfolio	25

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Susan B. Kerley c/o R. Jay Gerken Legg Mason 399 Park Avenue New York, NY10022 Birth Year: 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisers, LLC (investment consulting) (since 1990)	37	Chairperson and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex) (since 1991)

Alan G. Merten c/o R. Jay Gerken Legg Mason 399 Park Avenue New York, NY 10022 Birth Year: 1941	Trustee	Since 2001	President, George Mason University (since 1996)	37

Trustee, First Potomac Realty Trust (since 2005); Director, Xybernaut Corporation (information technology) (2004 to (2006); Director, Digital Net Holdings, Inc. (2003 to 2004); Director, Comshare, Inc. (information technology) (1985 to 2003); Director, BTG, Inc. (information systems) (1997 to 2001)

R. Richardson Pettit c/o R. Jay Gerken Legg Mason 399 Park Avenue New York, NY 10022 Birth Year: 1942	Trustee	Since 2001	Formerly, Duncan Professor Finance, University of Houston (1977 to 2006)	37	None

Interested Trustee:
R. Jay Gerken, CFA** Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Director, Chairman, President and Chief Executive Officer, Class II	Since 2002	Managing Director, Legg Mason; Chairman of the Board, Trustee, or Director of 167 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President, LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates; formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management, Inc. (“CFM”) (2002 to 2005); formerly, Chairman, President and Chief Executive Officer, Travelers Investment Advisers Inc. (2002 to 2005)	167	Trustee Consulting Group Capital Markets Funds

26	Tax Free Reserves Portfolio

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Officers:
Frances M. Guggino Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1957	Chief Financial Officer and Treasurer	Since 2004	Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason	N/A	N/A

	Controller	2002- 2004	Formerly Controller of certain mutual funds associated with Legg Mason (from 1999 to 2004)

Ted P. Becker Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chief Compliance Officer	Since 2006

Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (2005-Present); Chief Compliance Officer with certain mutual funds associated with Legg Mason (since 2006); Managing Director of Compliance at Legg Mason or its predecessor (2002-2005); Prior to 2002, Managing Director—Internal Audit & Risk Review at Citigroup, Inc.

				N/A	N/A

John Chiota Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti- Money Laundering Compliance Officer	Since 2006

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

				N/A	N/A

Wendy S. Setnicka Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1964	Controller	Since 2004

Vice President of Legg Mason (since 2003); Controller of certain mutual funds associated with Legg Mason; Formerly, Assistant Controller of Legg Mason (from 2002 to 2004); Accounting Manager of Legg Mason (from 1998 to 2002)

				N/A	N/A

Tax Free Reserves Portfolio	27

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Robert I. Frenkel Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

				N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified.

**	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

28	Tax Free Reserves Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Mr. Stephen Randolph Gross, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Gross as the Audit Committee’s financial expert. Mr. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2005 and August 31, 2006 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $19,000 in 2005 and $20,000 in 2006.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Tax Free Reserves Portfolio (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,500 in 2005 and $0 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4 on behalf of the Tax Free Reserves Portfolio.

All Other Fees. There were no other non-audit services rendered by the Auditor to Smith Barney Fund Management LLC (“SBFM”), and any entity controlling, controlled by or under common control with SBFM that provided ongoing services to Tax Free Reserves Portfolio requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon

Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Tax Free Reserves Portfolio, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2005 and 2006; Tax Fees were 100% and 0% for 2005 and 2006; and Other Fees were 100% and 0% for 2005 and 2006.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Tax Free Reserves Portfolio and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Tax Free Reserves Portfolio during the reporting period were $0 in 2006 for fees related to the transfer agent matter as fully described in the notes the financial statements titled “additional information” and $75,000 for 2005.

(h) Yes. Tax Free Reserves Portfolio’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Tax Free Reserves Portfolio or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

	(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

	(b)	Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Tax Free Reserves Portfolio

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Tax Free Reserves Portfolio

Date:	November 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Tax Free Reserves Portfolio

Date:	November 9, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Tax Free Reserves Portfolio

Date:	November 9, 2006